Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance (in Shares) at Dec. 31, 2022	3,218,499
Balance at Dec. 31, 2022	$ 321		$ (4,822,763)	$ (4,822,442)
Remeasurement of common stock to redemption value			(3,390,718)	(3,390,718)
Capital contribution made by Sponsor related to the stockholder non-redemption agreements		446,735		446,735
Cost of raising capital related to the stockholder non-redemption agreements		(446,735)		(446,735)
Excise tax imposed on common stock redemptions			(1,121,204)	(1,121,204)
Net income			1,429,419	$ 1,429,419
Balance (in Shares) at Dec. 31, 2023	3,218,499			3,218,499
Balance at Dec. 31, 2023	$ 321		(7,905,266)	$ (7,904,945)
Remeasurement of common stock to redemption value			(359,243)	(359,243)
Term extension fees deposited into the Trust Account			(92,821)	(92,821)
Excise tax imposed on common stock redemptions			(158,309)	(158,309)
Net income			138,846	$ 138,846
Balance (in Shares) at Dec. 31, 2024	3,218,499			3,218,499
Balance at Dec. 31, 2024	$ 321		$ (8,376,793)	$ (8,376,472)